Goodwill and other intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortisation expense	$ 4,514,000	$ 4,424,000	$ 4,281,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Assets acquired	21,400,000	0	26,600,000
Amortisation expense	4,500,000	4,400,000	4,300,000
Foreign currency translation gain (loss)	(2,300,000)	$ (900,000)	$ (1,300,000)
Estimated aggregate amortisation expense, next twelve months	4,200,000
Estimated aggregate amortisation expense, year two	4,200,000
Estimated aggregate amortisation expense, year three	4,200,000
Estimated aggregate amortisation expense, year four	4,200,000
Estimated aggregate amortisation expense, year five	$ 4,200,000